Lease liabilities (non-current and current) - Summary of non-current and current portion of the lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Non-current portion of the lease liabilities	€ 41,024	€ 46,592
Current portion of the lease liabilities	10,825	10,546
Lease liabilities recognised as at January 1, 2019	€ 51,849	€ 57,138	€ 53,593